PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Prepayments and other deposits	4,576	6,877
Receivable related to financial services (Note 2)	596	1,551
Prepaid expenses	425	401
Others	576	728
Total	6,173	9,557